DISCONTINUED OPERATIONS - Discontinued operations statements balance sheet (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net assets held for sale
Current assets	$ 1,121.1	$ 1,131.8	$ 1,875.6
Property, plant and equipment	3,379.0	3,429.0	3,569.8
Assets	10,423.5	10,246.4	10,093.3
Current liabilities	(1,249.6)	(1,400.2)	$ (1,170.8)
Net assets	$ (4,705.9)	(5,074.7)
Assets and liabilities classified as held-for-sale
Net assets held for sale
Current assets		1.3
Property, plant and equipment		72.5
Intangible assets and goodwill		21.2
Assets		95.0
Current liabilities		(6.6)
Net assets		$ 88.4